Cover Page	Aug. 26, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 26, 2019
Entity Registrant Name	Columbia Property Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36113
Entity Tax Identification Number	20-0068852
Entity Address, Address Line One	1170 Peachtree Street NE
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	465-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001252849
Amendment Flag	false